Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2018 USD ($) Tonne
Due within 1 year [member]
Disclosure Of Financial Instruments [Line Items]
Notional amount (in tonnes) | Tonne	56,481
Notional amount | $	$ 114
Average hedged rate (in US$ per tonne)	2,013
Between 1 and 5 years [Member]
Disclosure Of Financial Instruments [Line Items]
Notional amount (in tonnes) | Tonne	286,666
Notional amount | $	$ 634
Average hedged rate (in US$ per tonne)	2,210
Between 5 and 10 years [Member]
Disclosure Of Financial Instruments [Line Items]
Notional amount (in tonnes) | Tonne	358,416
Notional amount | $	$ 870
Average hedged rate (in US$ per tonne)	2,426
After 10 years [Member]
Disclosure Of Financial Instruments [Line Items]
Notional amount (in tonnes) | Tonne	65,548
Notional amount | $	$ 168
Average hedged rate (in US$ per tonne)	2,562